Schedule of Significant components of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Timing difference in revenue recognition	¥ 3,345,949	¥ 2,375,253
Provision for accounts receivable and contract assets and loans receivable	75,036	330,493
Accumulated tax losses-carry forward	155,457	179,809
Payroll and welfare payable and other temporary differences	114,981	69,024
Quality assurance obligations	173,337	126,706
Less: Valuation allowance	(63,439)	(75,810)	¥ (94,926)	¥ (115,754)
Total deferred tax assets	3,801,321	3,005,475
Intangible assets arisen from business combination and asset acquisition	(73,205)	(33,520)
Fair value adjustment to assets and liabilities during business combination and asset acquisition	(5,043)
Timing difference in revenue recognition	(244,834)	(140,144)
Quality assurance obligations	(748,066)	(395,868)
Fair value changes and other temporary difference	(19,541)	(35,949)
Unrealized gain in consolidated trusts	(173,470)	(110,783)
Withholding tax for undistributed earnings	(331,647)	(266,559)
Total deferred tax liabilities	¥ (1,595,806)	¥ (982,823)